Investment	12 Months Ended
Dec. 31, 2024
Disclosure Investment Abstract
Investment

14.	Investment

The equity interest in the associated company is accounted for under the equity accounting method.

I-Systems

In November 2021, as a result of the spin-off of net assets from the broadband business and creation of I-Systems, TIM S.A. disposed of 51% of its equity interest on behalf of IHS. As a result of this transaction, a loss of control took place and TIM S.A. no longer consolidates the Company, recording the investment in the associated company in the amount of R$ 1,612,957, at fair value, for the remaining minority interest (non-controlling) of 49%.

TIM S.A. has 49% (49% on December 31, 2023) in the share capital of I-Systems. The following table represents summarized financial information about the investments of I-Systems:

	2024	2023
Assets	2,134,912	2,053,953
Current and non-current assets	388,082	352,134
Tangible and intangible assets	1,746,830	1,701,819

Liabilities and shareholders’ equity	2,134,912	2,053,953
Current and non-current liabilities	755,882	668,712
Shareholders’ equity	1,379,030	1,385,241

Company’s proportional interest	49%	49%

Adjustment to fair value	733,757	733,757
Investment cost	634,529	717,055
Fair value of investment (Note 14.b)	1,368,286	1,450,812

	2024	2023

Net loss for the year	(167,145)	(182,254)
Company’s proportional interest	49%	49%
Company’s interest in the associated company’s income (loss)	(82,526)	(89,304)

a)	Interest in subsidiaries and associated company

	Associated companies
	2024	2023
	I-Systems	I-Systems

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders’ equity	1,379,030	1,385,241

Income (loss) for the year	(167,145)	(182,255)

Equity in earnings	(82,526)	(89,304)
Investment value	1,368,286	1,450,812

b)	Change of investment in associated company:

I-Systems (associated company)

Balance of investment on December 31, 2023	1,450,812
Equity in earnings	(82,526)
Balance of investment on December 31, 2024	1,368,286

I-Systems (associated company)

Balance of investment on December 31, 2022	1,540,116
Equity in earnings	(89,304)
Balance of investment on December 31, 2023	1,450,812